Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.14%
Aerospace & Defense–2.50%
Howmet Aerospace, Inc.	613,989	$31,399,398
RTX Corp.	479,970	42,203,762
		73,603,160
Agricultural & Farm Machinery–1.00%
Deere & Co.	68,637	29,486,455
Air Freight & Logistics–1.36%
United Parcel Service, Inc., Class B	213,963	40,038,896
Apparel, Accessories & Luxury Goods–0.64%
LVMH Moet Hennessy Louis Vuitton SE (France)	19,998	18,669,660
Application Software–0.92%
Intuit, Inc.	52,925	27,081,723
Asset Management & Custody Banks–1.46%
BlackRock, Inc.	58,186	42,990,726
Cable & Satellite–1.60%
Comcast Corp., Class A	1,036,177	46,897,371
Communications Equipment–1.08%
Motorola Solutions, Inc.	111,083	31,839,720
Construction Materials–0.99%
Vulcan Materials Co.	131,517	28,999,498
Consumer Finance–1.23%
American Express Co.	214,682	36,255,496
Consumer Staples Merchandise Retail–1.97%
Walmart, Inc.	362,029	57,873,956
Distillers & Vintners–1.34%
Constellation Brands, Inc., Class A	144,221	39,343,489
Distributors–0.66%
LKQ Corp.	355,437	19,474,393
Diversified Banks–2.25%
JPMorgan Chase & Co.	418,429	66,095,045
Electric Utilities–1.17%
American Electric Power Co., Inc.	405,796	34,387,153
Electrical Components & Equipment–0.67%
Hubbell, Inc.	62,740	19,574,880
Electronic Manufacturing Services–1.41%
TE Connectivity Ltd.	287,974	41,321,389
Environmental & Facilities Services–1.20%
Republic Services, Inc.	233,953	35,352,638
Fertilizers & Agricultural Chemicals–0.57%
Mosaic Co. (The)	413,027	16,834,981
Financial Exchanges & Data–2.63%
CME Group, Inc., Class A	177,309	35,277,399
Shares		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.	106,249	$41,916,293
		77,193,692
Food Distributors–0.87%
Sysco Corp.	336,671	25,691,364
Health Care Equipment–4.58%
Baxter International, Inc.	368,004	16,644,821
Becton, Dickinson and Co.	161,156	44,901,285
Stryker Corp.	147,969	41,935,894
Zimmer Biomet Holdings, Inc.	226,534	31,295,672
		134,777,672
Home Improvement Retail–1.90%
Lowe’s Cos., Inc.	237,920	55,737,518
Household Products–2.05%
Procter & Gamble Co. (The)	386,219	60,366,030
Industrial Conglomerates–1.23%
Honeywell International, Inc.	185,611	36,032,663
Industrial Machinery & Supplies & Components–2.11%
Otis Worldwide Corp.	349,201	31,763,323
Parker-Hannifin Corp.	74,013	30,346,070
		62,109,393
Industrial REITs–1.54%
Prologis, Inc.	362,105	45,172,599
Insurance Brokers–1.21%
Marsh & McLennan Cos., Inc.	188,768	35,567,667
Integrated Oil & Gas–2.04%
Chevron Corp.	365,638	59,840,315
Integrated Telecommunication Services–0.73%
Deutsche Telekom AG (Germany)	989,673	21,589,608
Interactive Home Entertainment–0.95%
Electronic Arts, Inc.	205,229	27,982,974
Investment Banking & Brokerage–1.10%
Charles Schwab Corp. (The)	489,049	32,326,139
IT Consulting & Other Services–1.67%
Accenture PLC, Class A	154,905	49,004,197
Life Sciences Tools & Services–1.42%
Danaher Corp.	163,952	41,817,597
Managed Health Care–2.14%
UnitedHealth Group, Inc.	124,370	62,977,237
Multi-line Insurance–0.93%
Hartford Financial Services Group, Inc. (The)	379,138	27,252,439
Multi-Utilities–1.90%
Dominion Energy, Inc.	503,814	26,979,239

See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Multi-Utilities–(continued)
WEC Energy Group, Inc.	319,723	$28,730,309
		55,709,548
Oil & Gas Exploration & Production–2.04%
APA Corp.	454,753	18,412,949
ConocoPhillips	352,175	41,458,041
		59,870,990
Oil & Gas Storage & Transportation–0.93%
Cheniere Energy, Inc.	169,655	27,460,358
Pharmaceuticals–7.82%
AstraZeneca PLC, ADR (United Kingdom)	465,413	33,370,112
Eli Lilly and Co.	90,529	41,149,957
Johnson & Johnson	350,009	58,637,008
Merck & Co., Inc.	369,037	39,357,796
Pfizer, Inc.	744,298	26,839,386
Zoetis, Inc.	162,662	30,595,095
		229,949,354
Rail Transportation–1.65%
Union Pacific Corp.	208,817	48,449,720
Regional Banks–0.87%
M&T Bank Corp.	181,888	25,438,856
Restaurants–2.87%
McDonald’s Corp.	146,718	43,017,717
Starbucks Corp.	408,377	41,478,852
		84,496,569
Semiconductor Materials & Equipment–2.36%
Applied Materials, Inc.	275,049	41,694,678
ASML Holding N.V., New York Shares (Netherlands)	38,497	27,579,636
		69,274,314
Semiconductors–4.88%
Broadcom, Inc.	62,000	55,716,300
NVIDIA Corp.	187,584	87,656,127
		143,372,427
Soft Drinks & Non-alcoholic Beverages–1.76%
PepsiCo, Inc.	276,443	51,822,005
Specialty Chemicals–1.75%
DuPont de Nemours, Inc.	394,195	30,601,358
Shares		Value
Specialty Chemicals–(continued)
PPG Industries, Inc.	145,307	$20,909,677
		51,511,035
Systems Software–7.47%
Microsoft Corp.	654,064	219,713,179
Technology Hardware, Storage & Peripherals–5.31%
Apple, Inc.	794,159	156,012,536
Telecom Tower REITs–1.10%
American Tower Corp.	170,292	32,408,271
Tobacco–1.11%
Philip Morris International, Inc.	327,373	32,645,636
Transaction & Payment Processing Services–2.20%
Visa, Inc., Class A(b)	271,732	64,598,848
Total Common Stocks & Other Equity Interests (Cost $1,840,159,039)		2,914,293,379
Money Market Funds–0.77%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d)	7,831,220	7,831,220
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(c)(d)	5,718,924	5,719,496
Invesco Treasury Portfolio, Institutional Class, 5.18%(c)(d)	8,949,965	8,949,965
Total Money Market Funds (Cost $22,500,077)		22,500,681
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,862,659,116)		2,936,794,060
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.20%
Invesco Private Government Fund, 5.24%(c)(d)(e)	18,116,737	18,116,737
Invesco Private Prime Fund, 5.38%(c)(d)(e)	46,585,896	46,585,896
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,698,467)		64,702,633
TOTAL INVESTMENTS IN SECURITIES–102.11% (Cost $1,927,357,583)		3,001,496,693
OTHER ASSETS LESS LIABILITIES—(2.11)%		(61,998,680)
NET ASSETS–100.00%		$2,939,498,013
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,129,054	$94,652,011	$(96,949,845)	$-	$-	$7,831,220	$475,111
Invesco Liquid Assets Portfolio, Institutional Class	7,529,405	67,608,579	(69,419,582)	(186)	1,280	5,719,496	345,139
Invesco Treasury Portfolio, Institutional Class	11,576,061	108,173,727	(110,799,823)	-	-	8,949,965	530,292
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,912,047	194,777,786	(210,573,096)	-	-	18,116,737	829,199*
Invesco Private Prime Fund	87,205,356	339,833,227	(380,452,050)	2,722	(3,359)	46,585,896	2,213,854*
Total	$150,351,923	$805,045,330	$(868,194,396)	$2,536	$(2,079)	$87,203,314	$4,393,595

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,874,034,111	$40,259,268	$—	$2,914,293,379
Money Market Funds	22,500,681	64,702,633	—	87,203,314
Total Investments	$2,896,534,792	$104,961,901	$—	$3,001,496,693
Invesco Rising Dividends Fund